FINANCIAL RISK MANAGEMENT - Additional Information (Details - Textuals 1) R$ in Thousands, $ in Thousands		12 Months Ended
	May 04, 2021 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	May 04, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate			11.30%	11.30%
Percentage of reasonably possible increase (decrease) in unobservable input, investment assets		1.00%
Percentage of Discount Applied in Unobservable Input Investment Assets		15.30%
Increase (decrease) in the fair value of the investment due to 1% increase (decrease) in the applied discount (16.7%) | R$				R$ 394	R$ 402
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedge ratio		1:1
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedge ratio		1:1
Aurelius Investment Advisory Limited (“Aurelius”) [Member] | The Body Shop [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration receivable from business divestments, First instalment in 2025 | £			£ 30,000
Contingent consideration receivable from business divestments, Second instalment in 2026 | £			£ 60,000
Percentage of increase (reduction) in the applied discount rate, consideration receivables			1.00%	1.00%
Percentage of discount rate, contingent consideration receivables			4.50%	4.50%
increase (reduction) in the fair value of the credit receivable | R$		R$ 13,456
Percentage of increase (decrease) in probability-adjusted EBITDA, consideration receivables			25.00%	25.00%
Natura Cosmticos SA [Member] | ESG debt securities (“Notes ESG”) [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	4.125%					4.125%
Borrowings, maturity	May 3, 2028
Notional Amount	R$ 5,600,000					$ 1,000,000
Minimum target percentage of reduction in greenhouse gas emissions		13.00%
Minimum target percentage of usage of recycled plastic in packaging		25.00%
Period before target date for lack of report issued by an external verifier attesting to fulfilment of environment goals		30 days
Description of estimated interest rate increase for non-compliance for fulfilment of environment goals		65-basic